UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3495

                           Scudder Money Market Trust
                           --------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  8/31/04
                          ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Money Market Series
Investment Portfolio as of August 31,2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                                  Principal
                                                                                  Amount ($)                Value ($)
                                                                                --------------         --------------------
Asset Backed 0.7%
Granite Mortgage PLC, "1A1", Series 2004-1, 1.57%*, 12/20/2004                      9,991,561                    9,991,562
Nissan Auto Receivables Owner Trust, "A1", Series 2004-B, 1.64%, 7/15/2005         18,651,557                   18,651,557
Nissan Auto Receivables Owners Trust, "1A1", Series 2004-A, 1.07%, 3/15/2005        5,299,862                    5,299,862
Permanent Financing PLC, "1A", Series 4, 1.52%*, 3/10/2005                         45,000,000                   45,000,000
                                                                                                           ---------------
Total Asset Backed (Cost $78,942,981)                                                                           78,942,981

US Government Sponsored Agencies 5.3%
Federal Home Loan Mortgage Corp.:
1.51%*, 10/29/2004                                                                 60,000,000                   59,854,517
1.538%**, 10/7/2005                                                               100,000,000                  100,000,000
1.64%*, 12/1/2004                                                                  50,000,000                   49,792,722
1.64%*, 12/6/2004                                                                  35,000,000                   34,846,933
3.25%, 11/15/2004                                                                  50,000,000                   50,187,121
Federal National Mortgage Association:
1.28%**, 12/9/2005                                                                 50,000,000                   49,961,356
1.5%, 2/14/2005                                                                    40,000,000                   40,000,000
1.62%*, 11/3/2004                                                                  72,545,000                   72,339,335
1.64%*, 1/4/2005                                                                   90,000,000                   90,000,000
1.84%*, 2/16/2005                                                                  80,000,000                   79,313,066
                                                                                                           ---------------
Total US Government Sponsored Agencies (Cost $626,295,050)                                                     626,295,050

US Government Agency Sponsored Pass-Throughs 0.8%
Federal National Mortgage Association, 1.6%*, 10/1/2004
(Cost $99,867,083)                                                                100,000,000                   99,867,083

US Government Backed 0.5%
US Treasury Notes, 2.0%, 11/30/2004
(Cost $60,126,920)                                                                 60,000,000                   60,126,920

Certificates of Deposit and Bank Notes 15.0%
ABN AMRO Bank NV:
1.17%, 10/13/2004                                                                  45,000,000                   45,000,000
1.2%, 10/18/2004                                                                   50,000,000                   49,994,092
1.26%, 12/14/2004                                                                  50,000,000                   49,979,779
Alliance & Leicester PLC, 1.2%, 10/20/2004                                         80,000,000                   80,002,165
Bank of America NA, 1.75%, 12/16/2004                                              59,500,000                   59,500,000
Citibank New York N.A., 1.64%, 11/5/2004                                          140,000,000                  140,000,000
Credit Agricole Indosuez SA,, 1.15%, 10/29/2004                                    40,000,000                   40,000,000
Credit Lyonnais AG:
1.14%, 12/31/2004                                                                  40,000,000                   40,000,000
1.21%, 12/23/2004                                                                  50,000,000                   50,000,000
1.48%, 10/6/2004                                                                   75,000,000                   75,000,000
Dresdner Bank AG, 1.54%, 9/20/2004                                                 95,000,000                   95,000,000
HBOS Treasury Services PLC:
1.09%, 9/9/2004                                                                    50,000,000                   49,994,810
1.65%, 11/5/2004                                                                   40,000,000                   40,000,000
1.76%, 2/9/2005                                                                    30,000,000                   30,001,330
HSBC Bank USA:
1.6%, 11/10/2004                                                                   50,000,000                   50,000,000
1.68%, 11/12/2004                                                                 100,000,000                  100,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.31%, 11/8/2004                         50,000,000                   49,997,168
National Australia Bank Ltd., 1.17%, 10/13/2004                                    45,000,000                   45,000,000
Northern Rock PLC, 1.55%, 10/15/2004                                               25,000,000                   25,000,000
Royal Bank Canada New York Branch:
1.205%, 3/14/2005                                                                  97,100,000                   96,709,854
1.21%, 3/14/2005                                                                   94,100,000                   93,724,394
Societe Generale:
1.185%, 1/4/2005                                                                   25,000,000                   25,000,000
1.85%, 2/17/2005                                                                   75,000,000                   74,989,503
Swedbank AB, 1.23%, 10/13/2004                                                     25,000,000                   25,001,301
Toronto Dominion Bank, 1.53%, 9/17/2004                                            75,000,000                   75,000,000
UniCredito Italiano SpA:
1.505%, 10/6/2004                                                                  75,000,000                   75,000,000
1.51%, 9/24/2004                                                                   85,000,000                   84,999,455
US Bank NA, 1.2%, 3/28/2005                                                        35,000,000                   34,848,260
Westdeutsche Landesbank AG, 1.41%, 9/3/2004                                        75,000,000                   75,000,041
                                                                                                           ---------------
Total Certificates of Deposit and Bank Notes (Cost $1,774,742,152)                                           1,774,742,152

Commercial Paper 32.6%
ADP Tax Services, Inc., 1.59%**, 9/1/2004                                         120,000,000                  120,000,000
Alliance & Leicester PLC, 1.53%**, 9/29/2004                                       40,000,000                   39,952,400
Beta Finance, Inc., 1.54%, 10/1/2004                                               50,000,000                   49,935,833
Blue Ridge Asset Funding, 1.54%**, 9/17/2004                                       93,000,000                   92,936,346
Cancara Asset Securitization LLC:
1.49%**, 9/17/2004                                                                 39,809,000                   39,782,638
1.51%**, 9/21/2004                                                                 41,083,000                   41,048,536
CC (USA), Inc., 1.53%**, 9/27/2004                                                 21,000,000                   20,976,795
CIT Group, Inc.:
1.37%**, 11/15/2004                                                                20,000,000                   19,942,917
1.5%**, 11/10/2004                                                                 20,000,000                   19,941,667
1.53%**, 9/22/2004                                                                 30,000,000                   29,973,225
1.73%**, 11/12/2004                                                                 7,612,000                    7,585,662
1.88%**, 2/7/2005                                                                  50,000,000                   49,545,667
1.9%**, 1/18/2005                                                                  35,000,000                   34,743,236
1.9%**, 2/22/2005                                                                  35,000,000                   34,678,583
CRC Funding LLC, 1.59%**, 9/1/2004                                                140,000,000                  140,000,000
Danske Corp., 1.49%**, 11/8/2004                                                   99,805,000                   99,524,104
Depfa Bank Europe PLC, 1.18%, 11/19/2004                                           25,000,000                   24,935,264
DNB Nor Bank ASA:
1.0%**, 9/16/2004                                                                  50,000,000                   49,968,750
1.55%**, 11/5/2004                                                                170,000,000                  169,524,236
Dorada Finance, Inc., 1.5%**, 9/15/2004                                            56,000,000                   55,967,333
Falcon Asset Securitization Corp.:
1.53%**, 9/15/2004                                                                214,928,000                  214,800,118
1.54%**, 9/15/2004                                                                103,769,000                  103,706,853
General Electric Capital Corp.:
1.49%**, 9/20/2004                                                                200,000,000                  199,842,722
1.49%**, 11/9/2004                                                                 70,000,000                   69,800,092
1.5%**, 10/5/2004                                                                  65,000,000                   64,907,916
1.77%**, 1/3/2005                                                                  65,000,000                   64,603,716
Genworth Finance, Inc., 1.53%**, 10/12/2004                                        18,000,000                   17,968,738
Giro Funding US Corp.:
1.54%**, 9/21/2004                                                                 89,385,000                   89,308,526
1.61%**, 11/8/2004                                                                 26,538,000                   26,457,295
Goldman Sachs Group, Inc., 1.63%**, 11/23/2004                                     25,000,000                   24,906,625
Grampian Funding Ltd.:
1.14%**, 10/5/2004                                                                 80,000,000                   79,913,867
1.32%**, 11/2/2004                                                                 50,000,000                   49,886,333
1.6%**, 9/1/2004                                                                   37,203,000                   37,203,000
Greyhawk Funding LLC, 1.62%**, 11/8/2004                                           40,000,000                   39,878,355
Irish Life and Permanent PLC, 1.76%**, 2/7/2005                                   100,000,000                   99,227,083
Jupiter Securitization Corp.:
1.53%**, 9/17/2004                                                                 50,000,000                   49,966,000
1.59%**, 9/29/2004                                                                 35,000,000                   34,956,717
K2 (USA) LLC:
1.14%**, 10/12/2004                                                                31,200,000                   31,159,492
1.51%**, 9/24/2004                                                                 47,000,000                   46,954,658
1.87%**, 2/18/2005                                                                 50,000,000                   49,558,472
KBC Financial Products International Ltd.:
1.7%**, 11/16/2004                                                                 75,000,000                   74,730,833
1.85%**, 2/10/2005                                                                 45,000,000                   44,625,375
Lake Constance Funding LLC:
1.49%**, 11/4/2004                                                                 25,000,000                   24,933,778
1.65%**, 11/5/2004                                                                 50,000,000                   49,851,041
Liberty Street Funding Corp.:
1.52%**, 9/7/2004                                                                  75,000,000                   74,981,000
1.54%**, 9/14/2004                                                                106,834,000                  106,774,588
Park Avenue Receivables Corp., 1.53%**, 9/20/2004                                  26,074,000                   26,052,945
Perry Global Funding LLC, 1.14%**, 9/22/2004                                       25,000,000                   24,983,375
Preferred Receivables Funding, 1.53%**, 9/16/2004                                  71,537,000                   71,491,395
Ranger Funding Co. LLC, 1.54%**, 9/13/2004                                        159,038,000                  158,956,625
RWE AG:
1.55%**, 11/5/2004                                                                 30,000,000                   29,916,042
1.65%**, 11/9/2004                                                                 60,000,000                   59,810,250
1.82%**, 2/8/2005                                                                  30,000,000                   29,757,333
Scaldis Capital LLC:
1.14%**, 10/8/2004                                                                 76,760,000                   76,670,063
1.49%**, 9/14/2004                                                                 78,014,000                   77,972,024
Sheffield Receivables Corp.:
1.52%*, 9/3/2004                                                                   50,000,000                   49,995,778
1.53%*, 9/13/2004                                                                  30,000,000                   29,984,700
1.54%*, 9/14/2004                                                                 100,000,000                   99,944,389
State Street Boston Corp., 1.57%**, 9/1/2004                                       30,000,000                   30,000,000
Statens Bostads Finance, 1.49%**, 9/22/2004                                        50,000,000                   49,956,542
Tango Finance Corp., 1.53%**, 9/17/2004                                            26,000,000                   25,982,320
WestPac Capital Corp., 1.17%**, 10/12/2004                                        100,000,000                   99,866,750
                                                                                                           ---------------
Total Commercial Paper (Cost $3,853,206,916)                                                                 3,853,206,916

Floating Rate Notes* 27.7%
Abbey National Treasury Services PLC, 1.493%, 12/8/2004                           100,000,000                   99,991,887
American Express Centurion Bank, 1.492%, 9/1/2005                                  50,000,000                   50,018,986
American Express Credit Corp., 1.575%, 9/2/2005                                    45,000,000                   45,049,746
American Honda Finance Corp.:
144A, 1.58%, 1/20/2005                                                             35,000,000                   35,000,000
144A, 1.583%, 10/22/2004                                                           50,000,000                   50,000,000
144A, 1.65%, 5/6/2005                                                              30,000,000                   30,000,000
144A, 1.728%, 10/7/2004                                                            50,000,000                   50,009,412
Associates First Capital Corp., 1.67%, 6/27/2005                                   40,000,000                   40,000,000
Bank of America NA, 1.633%, 12/9/2004                                             240,000,000                  240,000,000
Bear Stearns & Co., Inc., 1.65%, 3/31/2005                                        150,000,000                  150,000,000
Beta Finance, Inc.:
1.518%, 10/12/2004                                                                 50,000,000                   49,999,445
144A, 1.535%, 4/15/2005                                                            88,000,000                   87,986,378
144A, 1.555%, 9/15/2004                                                            50,000,000                   49,999,806
Canadian Imperial Bank of Commerce, 1.65%, 11/8/2004                               50,000,000                   49,999,606
CC (USA), Inc.:
144A, 1.565%, 9/24/2004                                                            60,000,000                   59,999,623
1.565%, 10/20/2004                                                                 40,000,000                   39,999,467
CIT Group, Inc., 1.39%, 12/1/2004                                                  50,000,000                   50,008,008
Depfa Bank Europe PLC, 1.27%, 6/15/2005                                            67,000,000                   67,000,000
Dorada Finance, Inc.:
144A, 1.555%, 10/20/2004                                                           60,000,000                   59,999,250
144A, 1.565%, 9/23/2004                                                            34,000,000                   33,999,796
144A, 1.57%, 9/27/2004                                                            100,000,000                   99,999,293
General Electric Capital Corp.:
1.645%, 3/15/2005                                                                  25,000,000                   25,021,838
1.67%, 9/15/2004                                                                   60,000,000                   60,004,417
1.823%, 9/24/2004                                                                  25,000,000                   25,003,324
1.84%, 3/21/2005                                                                   12,500,000                   12,516,758
HBOS Treasury Services PLC, 144A, 1.519%, 3/14/2005                                50,000,000                   50,028,294
HSH Nordbank AG, 1.58%, 11/30/2004                                                 50,000,000                   49,996,274
IBM Corp., 1.535%, 9/10/2004                                                       30,000,000                   30,001,274
Landesbank Baden Wuerttemburg, 1.514%, 9/10/2004                                  100,000,000                   99,999,619
Lehman Brothers Holdings, Inc., 1.56%, 9/7/2004                                    35,000,000                   35,000,000
Links Finance LLC, 144A, 1.61%, 1/18/2005                                          45,000,000                   45,007,662
Marshall & Ilsley Corp., 1.432%, 11/2/2004                                         20,000,000                   19,999,643
Merrill Lynch & Co., Inc.:
1.514%, 4/4/2005                                                                   60,000,000                   60,000,000
1.91%, 1/13/2005                                                                   55,000,000                   55,072,972
1.95%, 2/3/2005                                                                    25,000,000                   25,032,033
Morgan Stanley:
1.58%, 5/24/2005                                                                  100,000,000                  100,000,000
1.65%, 1/5/2005                                                                    30,000,000                   30,000,000
1.65%, 2/18/2005                                                                  100,000,000                  100,000,000
1.65%, 3/25/2005                                                                   80,000,000                   80,000,000
Natexis Banque Populaires, 1.638%, 12/13/2004                                      35,000,000                   34,997,513
National City Bank, 1.595%, 5/24/2005                                              70,000,000                   70,000,000
Nordea Bank Finland PLC, 1.427%, 10/4/2004                                        100,000,000                   99,997,754
Societe Generale:
1.432%, 10/1/2004                                                                  90,000,000                   89,997,765
1.432%, 11/1/2004                                                                  35,000,000                   34,998,844
1.458%, 12/6/2004                                                                  90,000,000                   89,993,408
1.509%, 12/10/2004                                                                120,000,000                  119,988,413
1.578%, 11/30/2004                                                                 30,000,000                   29,997,951
SunTrust Bank NA, 1.59%, 4/1/2005                                                 110,000,000                  110,006,357
Swedbank AB:
1.534%, 10/12/2004                                                                125,000,000                  124,997,869
1.575%, 9/27/2004                                                                  75,000,000                   74,999,203
Tango Finance Corp. Ltd., 144A, 1.38%, 1/20/2005                                   20,000,000                   19,999,222
Westdeutsche Landesbank AG, 1.529%, 9/13/2004                                      35,000,000                   34,999,825
                                                                                                           ---------------
Total Floating Rate Notes (Cost $3,276,718,935)                                                              3,276,718,935

Promissory Notes 4.3%
Goldman Sachs Group, Inc.:
1.26%, 11/8/2004                                                                   75,000,000                   75,000,000
1.27%, 11/8/2004                                                                  250,000,000                  250,000,000
1.43%, 9/3/2004                                                                    95,000,000                   95,000,000
1.73%*, 9/3/2004                                                                   90,000,000                   90,000,000
                                                                                                           ---------------
Total Promissory Notes (Cost $510,000,000)                                                                     510,000,000

Time Deposit 9.5%
Fifth Third Bank Grand Cayman, 1.53%, 9/1/2004                                    209,169,936                  209,169,936
HSBC Bank Grand Cayman Branch, 1.59%, 9/1/2004                                    300,000,000                  300,000,000
ING Bank Grand Cayman, 1.52%, 9/1/2004                                             60,000,000                   60,000,000
Keybank NA Grand Cayman, 1.55%, 9/1/2004                                          300,000,000                  300,000,000
National City Bank Indiana, 1.53%, 9/1/2004                                       100,000,000                  100,000,000
Svenska Handlesbanken NY, 1.51%, 9/1/2004                                         149,000,000                  149,000,000
                                                                                                           ---------------
Total Time Deposit (Cost $1,118,169,936)                                                                     1,118,169,936

Repurchase Agreements 3.6%
Bank of America, 1.59%, dated 8/31/2004, to be repurchased
at $275,012,146 on 9/1/2004 (a)                                                   275,000,000                  275,000,000
Morgan Stanley, 1.53%, dated 8/27/2004, to be repurchased
at $100,059,500 on 9/10/2004 (b)                                                  100,000,000                  100,000,000
State Street Bank and Trust Co., 1.51%, dated 8/31/2004,
to be repurchased at $54,078,268 on 9/1/2004 (c)                                   54,076,000                   54,076,000
                                                                                                       -------------------
Total Repurchase Agreements (Cost $429,076,000)                                                                429,076,000





Total Investment Portfolio  (Cost $11,827,145,973)                                                          11,827,145,973
                                                                                                           ===============


* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2004.

**   Annualized yield at the time of purchase; not a coupon rate.


(a) Collateralized by a 274,221,128, Federal National Mortgage Association, 6.000%, maturity on 8/1/2034 with a value of $280,500,000.

(b)  Collateralized by:

Principal Amount                                                             Rate     Maturity          Collateral
($)(d)          Security                                                      (%)        Date            Value ($)
---------------------------------------------------------------------------------------------------------------------------
       57,154,849 Federal Home Loan Mortgage Corp.                                 4.5-7.5              11/1/2009-8/1/2034
                                                                                                                35,584,270
      102,761,333 Federal National Mortgage Association                            4.0-7.5    5/1/2016-7/1/2034 66,415,730
---------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                         102,000,000


(c) Collateralized by a 54,795,000, Federal Home Loan Mortgage Corp., 2.375%, maturity on 4/15/2006 with a value of $55,163,168.

(d)  Principal amounts are shown at original face value.

144A:Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Money Market Series


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Money Market Series


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004